Retirement Plans - Contributions to Multiemployer Pension Plans (Parenthetical) (Detail)	Jan. 02, 2016
Minimum [Member]
Multiemployer Plans [Line Items]
Minimum Contribution by the employer to multi-employer plans as percentage of total contribution	5.00%